Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Matthew R. DiClemente

(215) 564-8173

mdiclemente@stradley.com

December 3, 2013

via edgar

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Gottex Trust (the “Trust”)

Registration Numbers 333-191185; 811-22889

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of the Registrant, pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, please find Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A. The Pre-Effective Amendment is being filed for purposes of: (i) responding to comments received from the Staff of the U.S. Securities and Exchange Commission (“SEC”) on Pre-Effective Amendment No. 1 to the Registrant’s initial Registration Statement on Form N-1A, which was filed with the SEC on November 8, 2013; (ii) including the audited financial statements and report of independent registered public accounting firm; and (iii) making certain other non-material changes.

If you have any questions concerning this filing, please do not hesitate to contact me.

Very truly yours,

Stradley Ronon Stevens & Young, LLP

/s/ Matthew R. DiClemente

Matthew R. DiClemente